-------------------------------
                                                            OMB APPROVAL
                                                 -------------------------------
                                                 OMB Number:           3235-0006
                                                 Expires:      December 31, 2006
                                                 Estimated average
                                                 burden hours per
                                                 response: ................ 22.8
                                                 -------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Soros Fund Management LLC
Address:   888 Seventh Avenue
           New York, New York  10106

Form 13F File Number:  028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Assistant General Counsel
Phone:            212-397-5516

Signature, Place, and Date of Signing:


/S/ Richard D. Holahan, Jr.       New York, New York           August 16, 2004
---------------------------       ------------------           -----------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                             1
                                                                            ----

Form 13F Information Table Entry Total:                                       96
                                                                           -----

Form 13F Information Table Value Total:                               $1,330,469
                                                                     -----------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         1.       028 - 10418               George Soros

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended June 30, 2004

                                                                         Investment Discretion                Voting Authority
                                         Fair Market   Shares or         ---------------------                ----------------
                  Title of    Cusip      Value (in     Principal   Put/        Shared   Shared- Other
Issuer            Class       Number     thousands)    Amount      Call  Sole  Instr.V  Other   Managers**    Sole    Shared   None
------            -----       ------     ----------    ------      ----  ----  -------  -----   --------      ----    ------   ----
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ATMI INC          SUB NT      00207RAC5   $    6,915    5,250,000         X                       1            X
                  CV5.25%06
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ADVANCED MICRO    COM         007903107   $    2,652      166,800                         X       1                     X
DEVICES INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AFFYMETRIX INC    COM         00826T108   $    1,244       38,000                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AGERE SYS INC     CL A        00845V100   $       81       35,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AGERE SYS INC     CL A        00845V100   $      750      326,000                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AGERE SYS INC     CL B        00845V209   $      779      362,500                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AGILENT           COM         00846U101   $      706       24,100                         X       1                     X
TECHNOLOGIES INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AKAMAI            SB NT CV    00971TAC5   $   10,075   10,000,000         X                       1            X
TECHNOLOGIES INC  5.5%07
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ALLOS             COM         019777101   $    3,886    1,727,300                         X       1                     X
THERAPEUTICS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ANGLOGOLD         SPONSORED   035128206   $      354       11,000                         X       1                     X
ASHANTI LTD       ADR
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ANHEUSER BUSCH    COM         035229103   $    9,990      185,000         X                       1            X
COS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
APEX SILVER MINES ORD         G04074103   $   40,208    2,358,221         X                       1            X
LTD
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AREL COMMUNICA-   COM         M14925107   $    1,582      664,630         X                       1            X
TIONS & SOFTWARE
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ARIAD             COM         04033A100   $      139       18,500                         X       1                     X
PHARMACEUTICALS
INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AUTOMATIC DATA    COM         053015103   $    4,691      112,000         X                       1            X
PROCESSING INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AVAYA INC         LYON        053499AA7   $   11,977   19,000,000         X                       1            X
                  10/31/21
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AXCELIS           COM         054540109   $      205       16,500         X                       1            X
TECHNOLOGIES INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
AXCELIS           SB NT CV    054540AB5   $    5,418    5,500,000         X                       1            X
TECHNOLOGIES INC  4.25%07
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BALL CORP         COM         058498106   $    4,683       65,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BANK OF AMERICA   COM         060505104   $   12,693      150,000  PUT    X                       1            X
CORPORATION
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BARRICK GOLD      COM         067901108   $    2,386      120,800                         X       1                     X
CORP
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BARRIER THERA-    COM         06850R108   $   38,594    2,754,738                         X       1                     X
PEUTICS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BAXTER INTL INC   COM         071813109   $   13,286      385,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BEA SYS INC       SB NT CV    073325AD4   $    7,900    8,000,000         X                       1            X
                  4%06
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BIOENVISION INC   COM         09059N100   $    3,285      375,044                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BIOGEN IDEC INC   COM         09062X103   $   33,459      529,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended June 30, 2004

                                                                         Investment Discretion                Voting Authority
                                         Fair Market   Shares or         ---------------------                ----------------
                  Title of    Cusip      Value (in     Principal   Put/        Shared   Shared- Other
Issuer            Class       Number     thousands)    Amount      Call  Sole  Instr.V  Other   Managers**    Sole    Shared   None
------            -----       ------     ----------    ------      ----  ----  -------  -----   --------      ----    ------   ----
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BLUEFLY INC       COM         096227103   $   11,367    5,287,082         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
BROCADE           SUB NT CV   111621AB4   $   14,028   15,500,000         X                       1            X
COMMUNICATIONS    2%07
SYS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
COLLAGENEX PHAR-  COM         19419B100   $    3,188      339,100                         X       1                     X
MACEUTICALS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
COMMERCE GROUP    COM         200641108   $      987       20,000         X                       1            X
INC MASS
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
CONEXANT          COM         207142100   $      147       34,000         X                       1            X
SYSTEMS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
CONEXANT          SB NT CV    207142AB6   $    3,930    4,000,000         X                       1            X
SYSTEMS INC       4.25%06
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
CONEXANT          SUB NT      207142AF7   $    9,262    9,724,000         X                       1            X
SYSTEMS INC       CONV 4%07
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
COTT CORP QUE     COM         22163N106   $    5,913      182,500         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
CYPRESS           SB NT CV    232806AF6   $   22,722   22,750,000         X                       1            X
SEMICONDUCTOR     3.75%05
CORP
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
DREYERS GRAND     COM A       261877104   $   50,782      642,729         X                       1            X
ICE CREAM HL INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ENTERASYS         COM         293637104   $      140       66,166         X                       1            X
NETWORKS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
EXIDE             COM NEW     302051206   $   19,088      933,378         X                       1            X
TECHNOLOGIES
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
EXTREME           NT CONV     30226DAB2   $    5,730    6,000,000         X                       1            X
NETWORKS INC      3.5%06
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
FEDERAL HOME LN   COM         313400301   $  104,572    1,652,000  CALL   X                       1            X
MTG CORP
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
FOUNDRY           COM         35063R100   $      540       38,400                         X       1                     X
NETWORKS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
GENITOPE CORP     COM         37229P507   $      503       50,980                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
GLOBESPAN INC     SUB NT      379571AB8   $   26,332   26,598,000         X                       1            X
                  CV5.25%06
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
GOLD FIELDS LTD   SPONSORED   38059T106   $      956       91,000                         X       1                     X
                  ADR
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
INCO LTD          COM         453258402   $    3,456      100,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
INCO LTD          LYON ZERO   453258AM7   $    5,760    6,000,000         X                       1            X
                  CPN 21
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
INCYTE CORP       COM         45337C102   $      433       56,650                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
INTEGRA LIFE-     COM NEW     457985208   $   87,202    2,472,406         X                       1            X
SCIENCES HLDGS CP
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
INTERACTIVECORP   COM         45840Q101   $    1,073       35,600  PUT                    X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
INTERNATIONAL     SUB NT      460254AE5   $    9,946   10,175,000         X                       1            X
RECTIFIER CORP    CV4.25%07
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
INTRABIOTICS      COM         46116T506   $      378       97,133                         X       1                     X
PHARMACEUTICALS
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended June 30, 2004

                                                                         Investment Discretion                Voting Authority
                                         Fair Market   Shares or         ---------------------                ----------------
                  Title of    Cusip      Value (in     Principal   Put/        Shared   Shared- Other
Issuer            Class       Number     thousands)    Amount      Call  Sole  Instr.V  Other   Managers**    Sole    Shared   None
------            -----       ------     ----------    ------      ----  ----  -------  -----   --------      ----    ------   ----
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
JACK IN THE BOX   COM         466367109   $    9,376      315,700         X                       1            X
INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
JETBLUE AIRWAYS   COM         477143101   $  346,799   11,803,916         X                       1            X
CORPORATION
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
JOS A BANK        COM         480838101   $    6,818      217,201         X                       1            X
CLOTHIERS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
LSI LOGIC CORP    COM         502161102   $       91       12,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
LSI LOGIC CORP    SB NT CV    502161AG7   $   44,815   45,964,000         X                       1            X
                  4%06
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
LANOPTICS LTD     ORD         M6706C103   $    2,015      325,000                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
LIBERTY MEDIA     COM         530718105   $       67        7,500         X                       1            X
CORP NEW          SER A
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
LIBERTY MEDIA     COM         530718105   $    1,020      113,500                         X       1                     X
CORP NEW          SER A
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
LIBERTY MEDIA     COM         530719103   $       14          375         X                       1            X
INTL INC          SER A
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
LIBERTY MEDIA     COM         530719103   $      211        5,675                         X       1                     X
INTL INC          SER A
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MAHANAGAR TEL     SPONS ADR   559778402   $      152       21,000                         X       1                     X
NIGAM LTD         2001
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MAXTOR CORP       COM NEW     577729205   $    1,079      162,700                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MCG CAPITAL CORP  COM         58047P107   $   30,616    1,990,666         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MEDTRONIC INC     COM         585055106   $   26,869      551,500         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MERCK & CO INC    COM         589331107   $   10,213      215,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MERCURY           SB NT CV    589405AB5   $   13,706   13,915,000         X                       1            X
INTERACTIVE CORP  4.75%07
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MICROSOFT CORP    COM         594918104   $    5,569      195,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MYOGEN INC        COM         62856E104   $   12,985    1,677,602                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
MYRIAD GENETICS   COM         62855J104   $      671       45,000                         X       1                     X
INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
NETFLIX COM INC   COM         64110L106   $    4,482      124,500  PUT                    X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
PMC-SIERRA INC    SB NT CV    69344FAB2   $   13,198   13,264,000         X                       1            X
                  3.75%06
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
PARAMETRIC        COM         699173100   $    1,110      222,000                         X       1                     X
TECHNOLOGY CORP
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
PHOENIX COS INC   COM         71902E109   $    6,125      500,000         X                       1            X
NEW
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
PHOTRONICS INC    SB NT CV    719405AC6   $   18,049   18,185,000         X                       1            X
                  4.75%06
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
PURADYN FILTER    COM         746091107   $    8,957    4,570,000         X                       1            X
TECHNOLOGIES INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
SCI SYS INC       SUB NT      783890AF3   $    1,614    1,745,000         X                       1            X
                  CONV 3%07
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
SANMINA SCI CORP  SB DB CV    800907AD9   $   34,312   65,668,000         X                       1            X
                  ZERO 20
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
SCHERING PLOUGH   COM         806605101   $   11,079      599,500         X                       1            X
CORP
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended June 30, 2004

                                                                         Investment Discretion                Voting Authority
                                         Fair Market   Shares or         ---------------------                ----------------
                  Title of    Cusip      Value (in     Principal   Put/        Shared   Shared- Other
Issuer            Class       Number     thousands)    Amount      Call  Sole  Instr.V  Other   Managers**    Sole    Shared   None
------            -----       ------     ----------    ------      ----  ----  -------  -----   --------      ----    ------   ----
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
SUN               COM         866810104   $    1,372      316,800                         X       1                     X
MICROSYSTEMS INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
TECH DATA CORP    SB DEB CV   878237AC0   $    7,959    8,000,000         X                       1            X
                  2%21
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
TRANSWITCH CORP   COM         894065101   $       18       10,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
TULARIK INC       COM         899165104   $    1,761       71,000                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
UNITEDGLOBALCOM   CL A        913247508   $    7,043      970,122         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
VALENTIS INC      COM         91913E302   $   15,087    2,167,744                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
VEECO INSTRS INC  COM         922417100   $      252        9,780                         X       1                     X
DEL
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
VERTEX            COM         92532F100   $      498       45,900                         X       1                     X
PHARMACEUTICALS
INC
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
VISHAY            LYON        928298AD0   $    2,380    4,000,000         X                       1            X
INTERTECHNOLOGY   ZERO
INC               CV
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
VITESSE           COM         928497106   $      171       35,000         X                       1            X
SEMICONDUCTOR
CORP
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
VITESSE           SB DEB CV   928497AB2   $   52,019   52,280,000         X                       1            X
SEMICONDUCTOR     4.000%
CORP              3/1
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
WATERS CORP       COM         941848103   $    4,539       95,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
WIND RIVER        SB NT CV    973149AE7   $    2,243    2,300,000         X                       1            X
SYSTEMS INC       3.75% 12/1
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
WRIGLEY WM JR CO  COM         982526105   $   10,719      170,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
XOMA LTD          COM         G9825R107   $      324       72,400                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ZIMMER HLDGS INC  COM         98956P102   $    5,116       58,000         X                       1            X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
ZYMOGENETICS INC  COM         98985T109   $      583       30,700                         X       1                     X
----------------- ----------  ---------  ------------- ----------  ----  ----  -------  -----   --------      ----    ------   ----
                              TOTAL:      $1,330,469
                              ---------- -------------

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 ("Section 13(f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager and such managers will report such positions on their reports:

        028-06437          Atlantic Investment Management, Inc.
        028-05875          Blavin & Company, Inc.
        028-05444          Brahman Capital Corp.
        028-06301          Origin Capital Management LLC
        028-10804          RR Partners LP
        028-04503          Ridgecrest Investment Management LLC
        028-05395          Select Equity Group, Inc.
        028-06099          Seminole Management Company, Inc.
                           (Paul C. Shiverick)
        028-05369          Sirios Capital Management, L.P.
        028-10036          Vantis Capital Management LLC
        028-04945          Wyper Partners LLC

** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC have investment discretion or voting authority over such securities.